Description of Organization and Business Operations (Details)				5 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021	Feb. 08, 2021 item	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares							$ 10.20
Proceeds from sale of Private units							$ 5,852,750
Deferred Underwriting Fee Payable					$ 4,025,000		4,025,000
Deferred underwriting commissions						$ 4,025,000	4,025,000
Payments for investment of cash in Trust Account	$ 117,300,000				$ 117,300,000	2,300,000	117,300,000
Working capital deficit						(1,218,387)	246,232
Cash						234,923	453,151
Price per unit | $ / shares	$ 10.00
Cash held outside the Trust Account						234,923	453,151
Working capital loans							378,487
Condition For Future Business Combination Number Of Businesses Minimum		1	1
Maximum net interest to pay dissolution expenses						100,000	100,000
Proceeds from sale of founder shares				$ 25,000			25,000
Proceeds from promissory note from sponsor						$ 300,000	$ 78,925
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%	50.00%
Minimum net tangible asset upon consummation of business combination						$ 5,000,001	$ 5,000,001
Deferred offering cost						4,025,000	4,025,000
Investments held in Trust Account						120,133,869	117,320,973
Convertible loans						$ 1,500,000	$ 1,500,000
Units per price | $ / shares						$ 10.00	$ 10.00
Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from promissory note from sponsor						$ 78,925
Founder Shares [Member] | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of founder shares						25,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares	11,500,000						11,500,000
Transaction Costs						6,771,112	$ 6,771,112
Underwriting fees						2,300,000	2,300,000
Deferred Underwriting Fee Payable							4,025,000
Deferred underwriting commissions						4,025,000
Other offering costs						446,112	446,112
Payments for investment of cash in Trust Account						$ 959,560	$ 959,560
Number of units issued | shares	11,500,000						11,500,000
Price per unit | $ / shares	$ 10.00					$ 10.00	$ 10.00
Proceeds from issuance of units	$ 115,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 10.00					$ 10.00	$ 10.00
Proceeds from sale of Private units	$ 5,852,750					$ 5,852,750	$ 5,852,750
Number Of Warrants Issued | shares	585,275
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares						1,500,000	1,500,000
Number of units issued | shares						1,500,000	1,500,000
Price per unit | $ / shares							$ 0.10
Condition For Future Business Combination Number Of Businesses Minimum							2,300,000